Application of new and revised International Financial Reporting Standards ("IFRS"), International Accounting Standards ("IAS"), International Financial Reporting Interpretations Committee ("IFRIC") Interpretations and Standing Interpretations Committee ("SIC") Interpretations issued by the International Accounting Standards Board ("IASB"), (collectively, "IFRSs")
12 Months Ended
Dec. 31, 2020
Text block [abstract]
Application of new and revised International Financial Reporting Standards ("IFRS"), International Accounting Standards ("IAS"), International Financial Reporting Interpretations Committee ("IFRIC") Interpretations and Standing Interpretations Committee ("SIC") Interpretations issued by the International Accounting Standards Board ("IASB"), (collectively, "IFRSs")
3.
Application of new and revised International Financial Reporting Standards (“IFRS”), International Accounting Standards (“IAS”), International Financial Reporting Interpretations Committee (“IFRIC”) Interpretations and Standing Interpretations Committee (“SIC”) Interpretations issued by the International Accounting Standards Board (“IASB”), (collectively, “IFRSs”)

a)	Amendments to IFRSs and the new interpretation that are mandatorily effective for the current year

New Standards, Interpretations and Amendments	Effective date issued by IASB
Amendments to IAS 1 and IAS 8, “Disclosure Initiative — Definition of Material”	January 1, 2020
Amendments to IFRS 3, “Definition of a Business”	January 1, 2020
Amendments to IFRS 9, IAS 39 and IFRS 7, “Interest Rate Benchmark Reform”	January 1, 2020
Amendment to IFRS 16, “Covid-19-Related Rent Concessions”	June 1, 2020
Based on the Group’s assessment, the above standards and interpretations have no significant impact on the Group’s financial position and financial performance.

b)	New standards, interpretations and amendments in issue but not yet effective

New Standards, Interpretations and Amendments	Effective date issued by IASB
Amendments to IFRS 4, “Extension of the Temporary Exemption from Applying IFRS 9”	January 1, 2021
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16, “Interest Rate Benchmark Reform-Phase 2”	January 1, 2021
Amendments to IFRS 3, “Reference to the Conceptual Framework”	January 1, 2022
Amendments to IFRS 10 and IAS 28, “Sale or Contribution of Assets between an Investor and its Associate or Joint Venture”	To be determined by IASB
IFRS 17, “Insurance Contracts”	January 1, 2023
Amendments to IFRS 17, “Insurance Contracts”	January 1, 2023
Amendments to IAS 1, “Classification of Liabilities as Current or Non-current”	January 1, 2023
Amendments to IAS 1, “Disclosure of Accounting Policies”	January 1, 2023
Amendments to IAS 8, “Definition of Accounting Estimates”	January 1, 2023

New Standards, Interpretations and Amendments	Effective date issued by IASB
Amendments to IAS 16, “Property, Plant and Equipment: Proceeds before Intended Use”	January 1, 2022
Amendments to IAS 37, “Onerous Contracts—Cost of Fulfilling a Contract”	January 1, 2022
Annual Improvements to IFRS Standards 2018–2020	January 1, 2022
Based on the Group’s assessment, the above standards and interpretations have no significant impact on the Group’s financial position and financial performance.